Note 7 - Derivative Financial Instruments - Change in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Balance	$ 79,687		$ 65,339
Net current period other comprehensive income	9,952		920
Balance	115,432		79,687
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Balance	(10,269)		(11,189)
Other comprehensive income, net of loss, before reclassification	6,830		(15,098)
Total loss reclassified from AOCI (1)	3,122	[1]	16,018	[2]
Net current period other comprehensive income	9,952		920
Balance	$ (317)		$ (10,269)

[1]	The loss reclassified from AOCI is presented net of taxes of approximately $1.0 million which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2023.
[2]	The loss reclassified from AOCI is presented net of taxes of approximately $5.1 million which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2022.